Equity (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 09, 2024
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Common stock authorized			50,000,000	50,000,000			50,000,000
Common stock shares outstanding			11,982,082	10,680,000
Common stock voting rights			Common Stock has voting rights
Preferred stock authorized			5,000,000	5,000,000
Preferred stock, share issued	1,302,082					1,302,082
Cumulative percentage	5.00%
Principal percentage	5.00%
Accrued dividend (in Dollars)			$ 31,250	$ 125,000
Dividend payable (in Dollars)			375,000
Liquidation payment (in Dollars)			$ 2,500,000	$ 2,500,000
Shares issued				1,302,082	1,302,082
Preferred stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Mature date			Oct. 31, 2024
Principal Percentage [Member]
Equity [Line Items]
Principal percentage	5.00%
Group D [Member]
Equity [Line Items]
Principal percentage			50.00%	50.00%
Convertible notes interest rate		6.00%
Mature date			Oct. 31, 2024	Oct. 31, 2024
Subsequent Event [Member]
Equity [Line Items]
Amount received (in Dollars)		$ 1,601,000
Class A Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock authorized				50,000,000	50,000,000
Common stock shares outstanding				10,680,000	9,980,000
Common stock voting rights				Common Stock A has voting rights
Shares issued				700,000
Class A Common Stock [Member] | Director [Member]
Equity [Line Items]
Shares issued				520,000
Class B Common Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock authorized				20,000,000	20,000,000
Common stock shares outstanding				0	0
Common stock voting rights				no
Series A Preferred Stock [Member]
Equity [Line Items]
Preferred stock authorized				1,400,000	1,400,000
Preferred stock designated						1,400,000
Preferred stock, share issued	1,302,082		0	1,302,082	1,302,082	1,302,082
Preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001
Preferred Stock [Member]
Equity [Line Items]
Preferred stock authorized	(5,000,000)		(5,000,000)			(5,000,000)
Accrued dividend (in Dollars)				$ 343,750	$ 218,750